UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

July 31, 2014 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 49.5% (b)
Aerospace & Defense 1.6%
DAE Aviation Holdings, Inc., Initial Loan, 7.75%, 08/05/2019	$1,750,000	$1,765,313
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	249,204	250,918
Doncasters U.S., LLC, Term B Loan, 4.50%, 04/09/2020	1,970,021	1,972,129
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	1,241,379	1,258,448
		5,246,808
Automobile 2.3%
INA Beteiligungsgesellschaft mbH, Term Loan E (EUR), (Denmark), L+3.00%, 05/12/2020 (c)	€1,757,961	2,362,978
INA Beteiligungsgesellschaft mbH, Term Loan E (USD), (Denmark), L+3.00%, 05/15/2020 (c)	$1,000,000	997,640
TI Group Automotive Systems, LLC, Term Loan B, 4.25%, 07/01/2021	4,475,777	4,461,813
		7,822,431
Banking, Finance & Insurance 0.5%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	1,600,000	1,638,672

Beverage, Food & Tobacco 1.0%
Charger OpCo B.V., DEMB EUR Term Loan, (Netherlands), L+3.50%, 07/02/2021 (c)	€1,500,000	1,971,269
Charger OpCo B.V., DEMB US Term Loan, (Netherlands), L+3.50%, 07/02/2021 (c)	$1,500,000	1,471,875
		3,443,144
Broadcasting & Entertainment 0.9%
Salem Communications Corporation, Term Loan, 4.50%, 03/14/2020	2,876,982	2,880,578

Business Equipment & Services 1.7%
Twelve Beeches Sarl, Facility B, (Luxembourg), 5.50%, 08/02/2019	£750,000	1,271,011
Twelve Beeches Sarl, Facility C, (Luxembourg), 5.50%, 08/01/2019	2,500,000	4,238,225
		5,509,236
Cable & Satellite TV 4.1%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/02/2019	$3,482,500	3,547,797
Numericable US LLC, Dollar Denominated Tranche B-1 Loans, 4.50%, 05/21/2020	1,051,213	1,052,358
Promotora de Informaciones, S.A., Prisa Tranche T2, (Spain), L+2.60%, 12/12/2018 (c)	€3,250,000	3,990,405
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	$2,500,000	2,456,250
Virgin Media Investment Holdings, Ltd., Facility E, (Great Britain), 4.25%, 06/30/2023	£1,575,000	2,666,226
		13,713,036
Chemicals, Plastics & Rubber 2.6%
Flint Group Belgium, Tranche B2 Term Facility, (Belgium), 5.65%, 12/30/2016	€1,289,920	1,732,181
Flint Group Belgium, Tranche C2 Term Facility, (Belgium), 5.65%, 12/30/2016	1,854,388	2,490,182
Flint Group GmbH, Euro 2nd Lien Term Loan, (Denmark), L+7.25%, 05/02/2021 (c)	1,125,000	1,520,749
Flint Group GmbH, USD 2nd Lien Term Loan, (Denmark), L+7.25%, 05/02/2021 (c)	$1,500,000	1,510,320
Flint Group, Inc., Facility B9 (2016 Extended), 5.37%, 12/28/2016	1,523,940	1,523,940
		8,777,372
Consumer Products 1.0%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	2,902,500	2,679,965
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	869,565	817,391
		3,497,356
Diversified & Conglomerate Services 4.0%
Advantage Sales & Marketing, Inc., 1st Lien Term Loan, L+3.25%, 07/21/2021 (c)	1,935,484	1,923,871
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, L+6.50%, 07/11/2022 (c)	1,000,000	999,250
Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, L+3.25%, 07/21/2021 (c)	64,516	64,129
Brickman Group, Ltd., LLC, Term Loan 2nd Lien, 7.50%, 12/17/2021	3,747,750	3,773,984
Language Line, LLC, Tranche B Term Loan, 6.25%, 06/20/2016	1,895,974	1,895,026
Syncreon Group B.V., Term Loan, 5.25%, 10/28/2020	1,990,000	1,985,025

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Diversified & Conglomerate Services (continued)
Travelport, LLC, Tranche 1 Loan, 9.50%, 01/31/2016	$2,500,000	$2,556,875
		13,198,160
Electronics 1.0%
Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.00%, 01/15/2021	3,374,500	3,373,083

Healthcare, Education & Childcare 2.8%
AI Garden B.V., Facility B1, (Netherlands), 4.34%, 02/13/2020	€4,000,000	5,383,757
BSN Medical Luxembourg Finance Holding Sarl, Term Loan (EUR), (Luxembourg), 4.25%, 08/28/2019	2,344,639	3,161,989
STHI Holdings, Inc., 1st Lien Term Loan B, L+3.50%, 07/30/2021 (c)	$714,286	711,164
		9,256,910
Leisure, Amusement & Entertainment 1.8%
Delta 2 (Lux) Sarl, Facility B2 (USD), (Luxembourg), 4.50%, 04/30/2019	3,935,150	3,904,653
Delta 2 (Lux) Sarl, Formula 1 2nd Lien Term Loan, (Luxembourg), L+7.00%, 07/29/2022 (c)	2,227,723	2,227,723
		6,132,376
Manufacturing 1.6%
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	1,736,364	1,750,480
Husky Injection Molding Systems, Ltd., 1st Lien Term Loan, (Canada), L+3.25%, 06/10/2021 (c)	1,550,000	1,550,651
Husky Injection Molding Systems, Ltd., 2nd Lien Term Loan, (Canada), L+7.00%, 06/10/2022 (c)	1,900,000	1,902,375
		5,203,506
Oil & Gas 5.9%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019	3,476,237	3,511,000
Chief Exploration & Development, LLC, 2nd Lien Term Loan, 7.50%, 05/12/2021	1,350,000	1,366,875
Energy & Exploration Partners, LLC, 1st Lien Term Loan, L+6.75%, 12/27/2018 (c)	4,434,590	4,356,984
FTS International, Inc., Initial Term Loan, 5.75%, 04/16/2021	1,731,602	1,740,260
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	2,500,000	2,406,250
Teine Energy, Ltd., Incremental Term Loan, (Canada), 7.50%, 05/17/2019	3,221,843	3,250,035
Templar Energy, LLC, Incremental Term Loans, 8.00%, 11/25/2020	3,000,000	2,962,500
		19,593,904
Personal Transportation 1.6%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	3,325,114	3,320,958
Air Medical Holdings, LLC, Term Loan, 7.63%, 05/31/2018 (d)	2,000,000	1,995,000
		5,315,958
Personal, Food & Miscellaneous Services 0.2%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020	992,462	781,743

Pipeline 1.1%
Crestwood Holdings, LLC, Tranche B-1 Term Loan, L+6.00%, 06/19/2019 (c)	3,599,935	3,667,434

Printing & Publishing 3.6%
Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.50%, 06/05/2020	2,000,000	2,020,000
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	2,116,016	1,788,795
Dex Media West, LLC, Loan, 8.00%, 12/30/2016	2,539,085	2,403,676
F&W Media, Inc., Initial Term Loan, 7.75%, 07/01/2019	2,488,973	2,476,529
Lee Enterprises, Incorporated, Term Loan, 7.25%, 03/31/2019	1,736,809	1,748,393
Tribune Publishing Company, Term Loan B, L+4.75%, 04/11/2021 (c)	1,528,089	1,524,269
		11,961,662
Retail Stores 5.5%
CBR Fashion GES.M.B.H., Term B2 Facility, (Denmark), 4.35%, 04/17/2017	€226,529	292,695
CBR Textile GmbH, Term C2 Facility, (Denmark), 4.85%, 04/18/2018	854,061	1,109,238
Harbor Freight Tools USA, Inc., Initial Loans (TL), 4.75%, 07/26/2019	$2,970,000	2,975,198
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	2,970,000	2,997,057

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Retail Stores (continued)
Neiman Marcus Group, Inc., Term Loan 1, 4.25%, 10/25/2020	$4,975,031	$4,945,629
Rite Aid Corporation, Second Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	2,000,000	2,028,340
Rite Aid Corporation, Tranche 2 Term Loan, 4.88%, 06/21/2021	4,075,000	4,105,562
		18,453,719
Service & Equipment 0.3%
RBS Worldpay, Inc., Facility D (B1A Extended), (Great Britain), 6.00%, 11/30/2019	£500,000	848,658

Technology 1.0%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	1,506,570
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£1,000,000	1,697,738
		3,204,308
Telecommunications 1.5%
Eircom Finco Sarl, Extended Term Loan B2, (Luxembourg), L+4.50%, 09/30/2019 (c)	€3,815,000	4,941,263

Utilities 1.3%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (e)	$279,107	3,316
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	4,234,350	4,284,654
		4,287,970
Waste Management 0.6%
Waste Industries USA, Inc., Term B Loan, 4.25%, 03/17/2017	1,970,000	1,965,075
Total Floating Rate Term Loans (Cost: $164,044,190)		164,714,362

Corporate Bonds 60.0%
Aerospace & Defense 0.7%
Spirit AeroSystems, Inc., 144A, 6.75%, 12/15/2020	2,197,000	2,339,805

Banking, Finance & Insurance 3.1%
Innovia Group Finance PLC, 144A, (Great Britain), 5.24%, 03/31/2020 (f)	€3,093,000	4,182,785
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (d)	$5,750,000	5,980,000
		10,162,785
Beverage, Food & Tobacco 1.7%
Premier Foods Finance PLC, 144A, (Great Britain), 5.56%, 03/15/2020 (f)	£2,965,000	4,943,386
Premier Foods Finance PLC, 144A, (Great Britain), 6.50%, 03/15/2021	477,000	783,196
		5,726,582
Broadcasting & Entertainment 2.4%
Belo Corporation, 7.25%, 09/15/2027	$2,000,000	2,150,000
LIN Television Corporation, 6.38%, 01/15/2021	895,000	928,563
LIN Television Corporation, 8.38%, 04/15/2018	4,338,000	4,538,632
Numericable Group SA, 144A, (France), 6.25%, 05/15/2024	350,000	351,750
		7,968,945
Buildings & Real Estate 0.4%
BMBG Bond Finance S.C.A, 144A, (Luxembourg), 5.20%, 10/15/2020 (f)	€1,050,000	1,419,900

Business Equipment & Services 2.1%
TMF Group Holding B.V., 144A, (Netherlands), 5.69%, 12/01/2018 (f)(g)	2,625,000	3,549,891
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019 (g)	2,250,000	3,276,845
		6,826,736
Cable & Satellite TV 6.0%
CCO Holdings, LLC, 7.00%, 01/15/2019	$2,750,000	2,866,875
Intelsat Jackson Holdings SA, (Luxembourg), 8.50%, 11/01/2019	2,250,000	2,373,750
Nara Cable Funding, Ltd., 144A, (Ireland), 8.88%, 12/01/2018	805,000	853,300

	Principal Amount	Value (a)
Corporate Bonds (continued)
Cable & Satellite TV (continued)
Unitymedia KabelBW GmbH, 144A, (Denmark), 9.63%, 12/01/2019	€2,500,000	$3,565,469
Videotron, Ltd., (Canada), 9.13%, 04/15/2018	$420,000	433,650
Virgin Media Finance PLC, (Great Britain), 8.88%, 10/15/2019	£3,250,000	5,782,897
Ziggo Bond Co. B.V., 144A, (Netherlands), 8.00%, 05/15/2018	€2,700,000	3,958,243
		19,834,184
Cargo Transportation 0.6%
Watco Companies, LLC, 144A, 6.38%, 04/01/2023	$2,000,000	2,030,000

Chemicals, Plastics & Rubber 1.1%
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	3,500,000	3,517,500

Consumer Products 2.3%
Elizabeth Arden Salon Holdings, Inc., 7.38%, 03/15/2021	4,000,000	4,130,000
NBTY, Inc., 9.00%, 10/01/2018	3,500,000	3,648,750
		7,778,750
Containers, Packaging & Glass 1.4%
Reynolds Group Issuer, Inc., 9.00%, 04/15/2019	2,900,000	3,023,250
Reynolds Group Issuer, Inc., 9.88%, 08/15/2019	1,500,000	1,616,250
		4,639,500
Diversified & Conglomerate Services 3.1%
Abengoa Finance SAU, 144A, (Spain), 8.88%, 11/01/2017	2,500,000	2,790,625
Affinion Group, Inc., 7.88%, 12/15/2018	500,000	441,250
Affinion Investments, LLC, 144A, 13.50%, 08/15/2018	4,060,000	3,978,800
Syncreon Group B.V., 144A, (Netherlands), 8.63%, 11/01/2021	3,000,000	3,011,250
		10,221,925
Electronics 2.0%
Syniverse Holdings, Inc., 9.13%, 01/15/2019	6,500,000	6,825,000

Energy 1.2%
Hiland Partners, L.P., 144A, 7.25%, 10/01/2020	3,653,000	3,899,578

Furnishings, Housewares Durable Consumables 1.1%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	3,500,000	3,745,000

Healthcare, Education & Childcare 1.9%
ConvaTec Finance International SA, 144A, (Luxembourg), 8.25%, 01/15/2019 (d)	2,240,000	2,293,200
Jaguar Holding Co I, 144A, 9.38%, 10/15/2017 (d)	4,000,000	4,070,000
		6,363,200
Hotels, Motels, Inns & Gaming 8.3%
Boyd Gaming Corporation, 144A, 9.13%, 12/01/2018	1,100,000	1,146,750
Gala Electric Casinos PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£2,250,000	4,121,990
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	556,200	997,282
Marina District Finance Company, Inc., 9.88%, 08/15/2018	$4,943,000	5,154,313
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	4,000,000	4,170,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	3,000,000	3,202,500
Seneca Gaming Corporation, 144A, 8.25%, 12/01/2018	3,750,000	3,946,875
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€2,250,000	3,238,585
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	1,000,000	1,537,168
		27,515,463
Mining, Steel, Non-Precious Metals 0.5%
CONSOL Energy, Inc., 8.25%, 04/01/2020	$1,500,000	1,597,500

Oil & Gas 7.5%
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	4,081,000	4,285,050

	Principal Amount	Value (a)
Corporate Bonds (continued)
Oil & Gas (continued)
Halcon Resources Corporation, 8.88%, 05/15/2021	$3,000,000	$3,112,500
Halcon Resources Corporation, 9.75%, 07/15/2020	1,438,000	1,538,660
Laredo Petroleum, Inc., 9.50%, 02/15/2019	3,500,000	3,736,250
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	3,500,000	3,613,750
Newfield Exploration Company, 6.88%, 02/01/2020	3,500,000	3,640,000
Plains Exploration and Production Company, 144A, 8.63%, 10/15/2019	4,000,000	4,220,000
Quicksilver Resources, Inc., 11.00%, 07/01/2021	1,000,000	990,000
		25,136,210
Packaging 4.1%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	4,630,000	4,988,825
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€4,000,000	5,730,812
Guala Closures S.p.A, 144A, (Italy), 5.71%, 11/15/2019 (f)	545,000	735,644
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,000,000	2,045,000
		13,500,281
Personal Transportation 0.2%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	705,000	738,488

Personal, Food & Miscellaneous Services 0.8%
Pantry, Inc., 8.38%, 08/01/2020	2,650,000	2,828,875

Pipeline 0.8%
Crestwood Midstream Partners, L.P., 7.75%, 04/01/2019	500,000	528,750
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	2,000,000	2,150,000
		2,678,750
Service & Equipment 1.7%
Ceridian, LLC, 144A, 8.13%, 11/15/2017	3,000,000	2,992,500
First Data Corporation, 144A, 8.75%, 01/15/2022 (d)	2,500,000	2,684,375
		5,676,875
Technology 1.3%
Epicor Software Corporation, 144A, 8.63%, 05/01/2019	4,215,000	4,488,975

Telecommunications 2.6%
Digicel, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	4,000,000	4,090,000
Level 3 Financing, Inc., 9.38%, 04/01/2019	2,000,000	2,140,000
Wind Acquisition Finance S.A., 144A, (Luxembourg), 5.46%, 04/30/2019 (f)	€750,000	1,014,656
Windstream Corporation, 7.75%, 10/01/2021	$264,000	284,790
Windstream Corporation, 144A, 7.75%, 10/15/2020	1,000,000	1,070,000
		8,599,446
Utilities 1.1%
NRG Energy, Inc., 8.25%, 09/01/2020	3,500,000	3,762,500
Total Corporate Bonds (Cost: $200,340,371)		199,822,753

Collateralized Loan Obligations/Collateralized Debt Obligations 24.2% (f)
Banking, Finance & Insurance 1.4%
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.87%, 11/07/2025	3,000,000	2,902,356
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 3.93%, 11/24/2025	2,000,000	1,950,694
		4,853,050
Structured Finance Obligations 22.8%
AMMC CDO, 144A, (Cayman Islands), 3.78%, 07/27/2026	2,000,000	1,911,606
Apidos CLO XII, 144A, (Cayman Islands), 3.28%, 04/15/2025	4,000,000	3,796,312
Apidos CLO XIV, 144A, (Cayman Islands), 3.73%, 04/15/2025	4,000,000	3,885,744

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (f) (continued)
Structured Finance Obligations (continued)
Apidos CLO XV, 144A, (Cayman Islands), 3.48%, 10/20/2025	$3,000,000	$2,876,475
Atrium IX, 144A, (Cayman Islands), 3.73%, 02/28/2024	2,500,000	2,422,752
Cent CLO XVII, 144A, (Cayman Islands), 3.72%, 01/30/2025	4,000,000	3,873,948
Cent CLO XXI, Ltd., 144A, (Cayman Islands), 3.73%, 07/27/2026	2,000,000	1,900,474
Dryden Senior Loan Fund XXX, Ltd., 144A, (Cayman Islands), 3.42%, 11/15/2025	1,000,000	947,778
Finn Square CLO, Ltd., 144A, (Cayman Islands), 3.83%, 12/24/2023	4,500,000	4,368,550
Galaxy XV CLO, Ltd., 144A, (Cayman Islands), 3.63%, 04/15/2025	4,000,000	3,869,288
Galaxy XVI CLO, Ltd., 144A, (Cayman Islands), 3.50%, 11/16/2025	2,000,000	1,922,888
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 4.06%, 04/15/2025	4,000,000	3,921,552
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.73%, 04/15/2025	4,000,000	3,821,572
ING IM CLO 2011-1, Ltd., 144A, (Cayman Islands), 3.53%, 06/22/2021	4,000,000	3,925,368
ING IM CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.73%, 04/15/2024	3,000,000	2,859,354
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 3.73%, 07/15/2026	3,000,000	2,828,199
KVK CLO 2013-1, Ltd., 144A, (Cayman Islands), 4.58%, 04/14/2025	3,000,000	2,989,269
Mountain Hawk I CLO, Ltd., 144A, (Cayman Islands), 3.33%, 01/20/2024	3,000,000	2,808,294
Oak Hill Credit Partners X, Ltd., 144A, (Cayman Islands), 3.65%, 07/20/2026	3,000,000	2,852,718
OHA Credit Partners VIII, Ltd., 144A, (Cayman Islands), 3.73%, 04/20/2025	4,000,000	3,855,540
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 3.83%, 07/23/2025	4,000,000	3,878,072
OZLM Funding III, Ltd., 144A, (Cayman Islands), 4.13%, 01/22/2025	2,000,000	1,964,956
OZLM Funding IV, Ltd., 144A, (Cayman Islands), 3.43%, 07/22/2025	2,500,000	2,346,198
Steele Creek CLO 2014-1, Ltd., 144A, (Cayman Islands), 3.63%, 08/21/2026 (h)	2,450,000	2,241,750
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 3.78%, 06/10/2025	4,000,000	3,848,436
		75,917,093
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $79,866,632)		80,770,143
Total Investments - 133.7% (Cost: $444,251,193)		$445,307,258
Liabilities in Excess of Other Assets - (33.7%)		(112,303,781)
Net Assets - 100.0%		$333,003,477

Footnotes:

(a)            Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)            Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.

(c)             This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)            Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(e)             Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.

(f)              Variable rate coupon, rate shown as of July 31, 2014.

(g)             When-Issued or delayed delivery security based on typical market settlement convention for such security.

(h)            Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.

As of July 31, 2014, the aggregate cost of securities for Federal income tax purposes was $444,251,193.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$5,047,436
Gross unrealized depreciation	(3,991,371)
Net unrealized appreciation	$1,056,065

Abbreviations:

 144A       Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

 CDO          Collateralized Debt Obligation

 CLO           Collateralized Loan Obligation

Currencies:

€                    Euro Currency

£                    British Pounds

$                    U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2014 (UNAUDITED)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intend to qualify to be treated as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended.  The Fund commenced operations on November 27, 2012.  Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol “ARDC”.

Investment Objective

ARDC’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities (“CLO Debt Securities”) issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (“CLOs”). The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of July 31, 2014, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $279,107.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

1

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2014 (UNAUDITED)

assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of collateralized loan obligations is estimated based on various valuation models of third party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund’s investments carried at fair value:

2

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

July 31, 2014 (UNAUDITED)

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	141,065,958	23,648,404	164,714,362
Corporate Bonds	—	199,822,753	—	199,822,753
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	80,770,143	80,770,143
Total Investments	—	340,888,711	104,418,547	445,307,258

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended July 31, 2014:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/13	24,888,248	5,003,397	77,524,340	107,415,985
Purchases (a)	9,602,827	480,938	14,038,180	24,121,945
Sales (b)	(16,348,043)	(5,510,930)	(12,629,375)	(34,488,348)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	3,833	53,304	1,610,837	1,667,974
Accrued discounts/(premiums)	37,707	(26,709)	226,161	237,159
Transfers in to Level 3	9,972,315	—	—	9,972,315
Transfers out of Level 3	(4,508,483)	—	—	(4,508,483)
Balance as of 7/31/14	23,648,404	—	80,770,143	104,418,547
Net change in unrealized appreciation/(depreciation) from Investments held as of 7/31/14	77,250	—	1,363,812	1,441,062

(a)         Purchases include paid-in-kind interest and securities received from restructure.

(b)         Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	23,648,404	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	80,770,143	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	104,418,547

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

3

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2014

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date: September 20, 2014